Goodwill, Intangible Assets and Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues on Consolidated Combined Carve-Out Income Statement for Next Five Years (Detail) (Unfavorable Contract Rights [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Unfavorable Contract Rights [Member]
Finite-Lived Intangible Assets [Line Items]
2015	$ (1,518)
2016	(1,518)
2017	(1,518)
2018	(1,518)
2019 and thereafter	$ (6,721)